Summary of Roll-forward of Gross Uncertain Tax Positions (FY) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Income Tax Disclosure [Abstract]
Beginning balance	$ 229
Additions for current year tax positions	276	229
Balance	$ 505	$ 229